Expense Example, No Redemption - FidelityAssetManagerFunds-AMCIZComboPRO - FidelityAssetManagerFunds-AMCIZComboPRO - Fidelity Asset Manager 40%	Nov. 29, 2023 USD ($)
Fidelity Advisor Asset Manager 40% - Class C
Expense Example, No Redemption:
1 Year	$ 162
3 Years	502
5 Years	866
10 Years	1,685
Fidelity Advisor Asset Manager 40% - Class M
Expense Example, No Redemption:
1 Year	456
3 Years	681
5 Years	925
10 Years	1,621
Fidelity Advisor Asset Manager 40% - Class I
Expense Example, No Redemption:
1 Year	59
3 Years	186
5 Years	324
10 Years	726
Fidelity Advisor Asset Manager 40% - Class A
Expense Example, No Redemption:
1 Year	655
3 Years	825
5 Years	1,009
10 Years	1,541
Fidelity Advisor Asset Manager 40% - Class Z
Expense Example, No Redemption:
1 Year	51
3 Years	160
5 Years	280
10 Years	$ 628